STOCKHOLDERS EQUITY (Tables)	6 Months Ended
Jan. 31, 2025
Equity [Abstract]
Schedule of classes of capital stock authorized

		January 31, 2025
Class	Shares Authorized	Shares Outstanding
Common Stock, $.0001 par value	100,000,000	14,781,803
Series A Preferred Stock, $.0001 par value	80,000	–
Series B Preferred Stock, $.0001 par value	80,000	80,000
Undesignated Preferred Stock, $.0001 par value	19,920,000	–